Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Non-convertible Debt Outstanding

The Company’s non-convertible debt outstanding at June 30, 2022 and December 31, 2021 is summarized as follows:

	June 30,	December 31,
	2022	2021
Italian Economic Development Agency Loan	323	525
Intesa Sanpaolo Loan 1	7,384	8,507
Intesa Sanpaolo Loan 2	5,225	5,672
Horizon 2020 Loan	414	486
RIF Shareholders Loan	15,674	17,015
UniCredit Loan	5,188	5,630
Total debt obligation	$34,208	$37,835
Unamortized loan discount and issuance costs	(1,016)	(754)
Total debt obligation carrying amount	$33,192	$37,081
Current portion	$3,177	$1,950
Long-term portion	$30,015	$35,131

Summary of Future Maturities to Non-convertible Debt Outstanding

Future maturities with respect to debt outstanding at June 30, 2022 are as follows (in thousands):

At June 30, 2022
Remaining 2022 obligation	1,362
2023	7,909
2024	5,315
2025	3,868
2026	3,889
More than 5 years	11,865
Total maturities	$34,208

Gelesis
Schedule of principle payments in connection to debt outstanding

At December 31, 2021
2022	2,183
2023	8,585
2024	5,771
2025	4,199
2026	4,221
More than 5 years	12,877
Unamortized loan discount and issuance costs	(754)
Total obligation	$37,081